Consolidated Statements Of Cash Flows (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Cash flows from operating activities:
Consolidated net income	$ 16,387	[1]	$ 16,993	[1]	$ 14,883	[1]
Loss (income) from discontinued operations, net of tax	67		(1,034)		79
Income from continuing operations	16,454		15,959		14,962
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	8,130		7,641		7,157
Deferred income taxes	1,050		651		(504)
Other operating activities	398		1,087		318
Changes in certain assets and liabilities, net of effects of acquisitions:
Accounts receivable	(796)		(733)		(297)
Inventories	(3,727)		(3,205)		2,213
Accounts payable	2,687		2,676		1,052
Accrued liabilities	59		(433)		1,348
Net cash provided by operating activities	24,255		23,643		26,249
Cash flows from investing activities:
Payments for property and equipment	(13,510)		(12,699)		(12,184)
Proceeds from disposal of property and equipment	580		489		1,002
Investments and business acquisitions, net of cash acquired	(3,548)		(202)
Other investing activities	(131)		219		(438)
Net cash used in investing activities	(16,609)		(12,193)		(11,620)
Cash flows from financing activities:
Net change in short-term borrowings	3,019		503		(1,033)
Proceeds from issuance of long-term debt	5,050		11,396		5,546
Payments of long-term debt	(4,584)		(4,080)		(6,033)
Dividends paid	(5,048)		(4,437)		(4,217)
Purchase of Company stock	(6,298)		(14,776)		(7,276)
Purchase of redeemable noncontrolling interest					(436)
Payment of capital lease obligations	(355)		(363)		(346)
Other financing activities	(242)		(271)		(396)
Net cash used in financing activities	(8,458)		(12,028)		(14,191)
Effect of exchange rates on cash and cash equivalents	(33)		66		194
Net increase (decrease) in cash and cash equivalents	(845)		(512)		632
Cash and cash equivalents at beginning of year	7,395		7,907		7,275
Cash and cash equivalents at end of year	6,550		7,395		7,907
Supplemental disclosure of cash flow information:
Income tax paid	5,899		6,984		7,389
Interest paid	$ 2,346		$ 2,163		$ 2,141

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.